Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
7. Commitments and Contingencies
Leases - Realty Capital Securities leases certain office space and equipment under various operating leases. These leases are generally subject to scheduled base rent and maintenance cost increases, which are recognized on a straight-line basis over the period of the leases. Total rent expense for all operating leases was approximately $0.4 million, $0.3 million and $0.3 million for the years ended December 31, 2013, 2012 and 2011 respectively. Future annual minimum rental payments due are as follows (in thousands):

Year Ended December 31,	Amount
2014	$296
2015	196
2016	100
$592
Legal Proceedings - The Company and the Operating Subsidiaries are involved in legal proceedings from time to time arising out of their business operations, including arbitrations and lawsuits involving private claimants, and subpoenas, investigations and other actions by government authorities and self-regulatory organizations. In view of the inherent difficulty of predicting the outcome of such matters, particularly in cases in which claimants seek substantial or indeterminate damages, the Company cannot predict with certainty what the eventual loss or range of loss related to such matters will be. The Company recognizes a liability with regard to a legal proceeding when it believes it is probable a liability has occurred and the amount can be reasonably estimated. If some amount within a range of loss appears at the time to be a better estimate than any other amount within the range, the Company accrues that amount. When no amount within the range is a better estimate than any other amount, however, the Company accrues the minimum amount in the range. The Company maintains insurance coverage, including general liability, errors and omissions, excess entity errors and omissions and fidelity bond insurance. The Company records legal reserves and related insurance recoveries on a gross basis. Other than noted below, there were no legal reserves or payments recorded for this period.
In April 2013, Realty Capital Securities received notice and a proposed Letter of Acceptance, Waiver and Consent ("AWC") from FINRA that certain violations of SEC and FINRA rules, including Rule 10b-9 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and FINRA Rule 2010, occurred in connection with its activities as a co-dealer manager for a public offering. Without admitting or denying the findings, Realty Capital Securities submitted an AWC, which FINRA accepted on June 4, 2013. In connection with the AWC, Realty Capital Securities consented to the imposition of a censure and a fine of $0.06 million, paid in the second quarter of 2013. Realty Capital Securities believes that the matter will not have a material adverse effect on Realty Capital Securities or its business.

Defense costs with regard to legal proceedings are expensed as incurred and classified as professional services within the consolidated statements of income. When there is indemnification or insurance, the Company may engage in defense or settlement and subsequently seek reimbursement for such matters.
Summit Litigation
Summit, its board of directors, the Company and a wholly owned subsidiary formed by the Company in connection with the Summit merger are named as defendants in two purported class action lawsuits (now consolidated) filed by alleged Summit shareholders on November 27, 2013 and December 12, 2013 in Palm Beach County, Florida challenging the Summit merger.  These lawsuits allege, among other things, that: (1) each member of Summit's board of directors breached his fiduciary duties to Summit and its shareholders in authorizing the Summit merger; (2) the Summit merger does not maximize value to Summit shareholders; and (3) the defendants aided and abetted the breaches of fiduciary duty allegedly committed by the members of Summit's board of directors.  These shareholder lawsuits seek class action certification and equitable relief, including an injunction against consummation of the Summit merger on the agreed-upon terms.